Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Costs and Expenses

The amounts of such costs and expenses included in the consolidated statements of operations for the years ended December 31, 2016, 2015 and 2014 are as follows:

	Year Ended December 31,
(U.S. Dollars in thousands)	2016	2015	2014
Statements of operations:
Time charter and bareboat revenues:
Charter revenues from KNOT (1)	$—	$16,231	$8,881
Other income:
Guarantee income from KNOT(2)	770	122	—
Operating expenses:
Technical and operational management fee from KNOT Management to Vessels (3)	2,971	2,420	1,764
General and administrative expenses:
Administration fee from KNOT Management (4)	1,279	1,134	667
Administration fee from KOAS (4)	382	461	425
Administration fee from KOAS UK (4)	145	151	151
Administration and management fee from KNOT (5)	203	170	99
Finance income (expense):
Financing service fee from KNOT to Vessels (6)	—	—	(50)
Interest expense charged from KNOT (7) (8)	(128)	(268)	(277)

Total income (expenses)	$(4,338)	$11,749	$5,448

(1)	Charter revenue from KNOT: Pursuant to the Omnibus Agreement, KNOT agreed to guarantee the payments of the hire rate under the initial charters of each of the Bodil Knutsen and the Windsor Knutsen for a period of five years from the closing date of the IPO. Shell, the charterer of the Windsor Knutsen, did not exercise its option to extend the Windsor Knutsen time charter after the expiration of its initial term, and on July 29, 2014 KNOT and the Partnership entered into a time charter for the vessel at a rate of hire that would have been in effect during the option period under the previous Shell time charter. This charter was effective until the Windsor Knutsen commenced in October 2015 on new Shell time charter. See Note 18(b)—Related Party Transactions—Guarantees and Indemnifications.
(2)	Guarantee income from KNOT: Pursuant to the Omnibus Agreement, KNOT agreed to guarantee the payments of the hire rate under the initial charter of the Bodil Knutsen and the Windsor Knutsen for a period of five years from the closing date of the IPO. In October 2015, the Windsor Knutsen commended on a new Shell time charter with a hire rate below the hire rate in the initial charter. The difference between the new hire rate and the initial rate is paid by KNOT. See Note 18(b)—Related Party Transactions—Guarantees and Indemnifications.
(3)	Technical and operational management fee from KNOT to Vessels: KNOT Management provides technical and operational management of the vessels on time charter including crewing, purchasing, maintenance and other operational service. In addition, there is also a charge for 24-hour emergency response services provided by KNOT Management for all vessels managed by KNOT Management.
(4)	Administration fee from KNOT Management, KOAS and KOAS UK: Administration costs include the compensation and benefits of KNOT Management’s management and administrative staff as well as other general and administration expenses. Some benefits are also provided by KOAS and KOAS UK. Net administration costs are total administration cost plus a 5% margin, reduced for the total fees for services delivered by the administration staffs and the estimated shareholder costs for KNOT that have not been allocated. As such, the level of net administration costs as a basis for the allocation can vary from year to year based on the administration and financing services offered by KNOT to all the vessels in its fleet each year. KNOT Management also charges each subsidiary a fixed annual fee for the preparation of the statutory financial statement.
(5)	Administration fee and management fee from KNOT: For bareboat charters, the shipowner is not responsible for providing crewing or other operational services and the customer is responsible for all vessel operating expenses and voyage expenses. However, each of the vessels under bareboat charters are subject to management and administration agreements with either KNOT Management or KNOT Management Denmark, pursuant to which these companies provide general monitoring services for the vessels in exchange for an annual fee.
(6)	Financing service fee from KNOT to Vessels: KNOT invoiced each vessel for a fixed percentage of the principal of any new loan facilities for vessel financing as compensation for the time and costs of loan negotiations with external banks.
(7)	Interest expense charged from, interest income charged to KNOT/TSSI: KNOT/TSSI invoiced interest (expense) income for any outstanding payables to (receivable from) owners and affiliates to the vessel-owning subsidiaries (including Knutsen Shuttle Tankers XII KS, which owns the Recife Knutsen and the Fortaleza Knutsen and Knutsen Shuttle Tankers XII AS). Since payables to (receivables from) owners and affiliates are not tracked by vessel, balances based upon payments by owners to the shipyard have been allocated to the Bodil Knutsen and the Windsor Knutsen (see Note 2(a)—Summary of Significant Accounting Policies—Basis of Preparation for a description of the allocation principles applied). Interest expense has been allocated based upon the allocated payables to owners and affiliates and the historical interest rates charged.
(8)	Interest expense to KNOT on Sellers’ Credit and Seller’s Loan: As part of the financing of the purchase of the Dan Cisne on December 15, 2014 and the purchase of the Raquel Knutsen on December 1, 2016, KNOT provided a seller’s credit and/or a seller’s loan to KNOT Shuttle Tankers AS in form of loans. Each such loan bore interest at a rate equal to LIBOR plus a fixed margin of 4.5% (see Note 16—Long-term Debt).
(9)	Drydocking supervision fee from KNOT and KOAS: KNOT and KOAS provide supervision and hire out service personnel during drydocking of the vessels. The fee is calculated as a daily fixed fee.

Schedule of Dues Payables to Related Party

(U.S. Dollars in thousands)	At December 31, 2016	At December 31, 2015	At December 31, 2014
Balance Sheet:
Vessels:
Drydocking supervision fee from KNOT (9)	$38	$—	$—
Drydocking supervision fee from KOAS (9)	16	—	—

Total	$54	$—	$—

Summary of Amounts Due from (to) Related Parties

Balances with related parties consisted of the following:

(U.S. Dollars in thousands)	At December 31, 2016	At December 31, 2015
Balance Sheets:
Trading balances due from KOAS	$108	$10
Trading balances due from KNOT and affiliates	42	48

Amount due from related parties	$150	$58

Trading balances due to KOAS	$543	$448
Trading balances due to KNOT and affiliates	291	400

Amount due to related parties	$834	$848

Schedule of Trade Accounts Payables to Related Parties

Trade accounts payables to related parties are included in total trade accounts payables in the balance sheet. The balances to related parties consisted of the following:

(U.S. Dollars in thousands)	At December 31, 2016	At December 31, 2015
Balance Sheets:
Trading balances due to KOAS	$727	$651
Trading balances due to KNOT and affiliates	394	360

Trade accounts payables to related parties	$1,121	$1,011